FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative	¥ (293,152,801)	$ (46,002,072)	¥ (108,747,919)	¥ (113,867,000)
Total operating expenses	364,620,778	57,216,957	(336,869,597)	162,746,124
Loss from operations	(316,780,141)	(49,709,717)	336,708,307	(163,716,655)
Impairment on equity investments	(7,599,505)	(1,192,528)	(1,172,755)	(4,666,128)
Fair value change on warrants liability			37,851	1,292,244
Gain from change in fair value of convertible feature derivative liability	62,246,860	9,767,891
Gain on extinguishment of convertible notes			56,755,902	0
Gain on waiver of interest-free loan			35,397,500	0
Foreign exchange gain (loss)	(6,449,136)	(1,012,010)	(8,319,669)	(5,474,002)
Other expenses, net	(44,589,670)	(6,997,093)	2,005,143	9,372,652
Loss before income tax expense and share of loss in equity method investment	(415,100,116)	(65,138,266)	402,764,770	(193,321,480)
Share of loss in equity method investments	(1,725,152)	(270,714)	(2,165,935)	(2,847,260)
Income tax benefit	0	0	(7,165,097)	0
Net (loss) income	(416,825,268)	(65,408,980)	393,433,738	(196,168,740)
Net Income (Loss) Attributable to Parent	(411,234,755)	(64,531,707)	397,883,388	(177,795,168)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	3,984,443	625,246	3,516,774	(793,531)
The9 Limited	(407,250,312)	(63,906,461)	384,983,137	(172,368,564)
Parent Company
Operating expenses:
General and administrative	(186,462,351)	(29,260,012)	(87,638,664)	(68,165,230)
Total operating expenses	(186,462,351)	(29,260,012)	(87,638,664)	(68,165,230)
Loss from operations	(186,462,351)	(29,260,012)	(87,638,664)	(68,165,230)
Impairment on equity investments	(7,599,505)	(1,192,528)	(1,172,755)	0
Gain on other investments	22,743,763	3,568,993	0	0
Interest expenses	109,175,494	17,132,017	2,923,055	33,154,189
Fair value change on warrants liability	0	0	37,851	1,292,243
Gain from change in fair value of convertible feature derivative liability	62,246,860	9,767,891	0	0
Gain on extinguishment of convertible notes			56,755,902	0
Gain on waiver of interest-free loan			35,397,500	0
Foreign exchange gain (loss)	(2,457,272)	(385,600)	29,578,454	(1,648,652)
Other expenses, net	(54,703,506)	(8,584,174)	(40,059,304)	(1,636,394)
Loss before income tax expense and share of loss in equity method investment	(275,407,505)	(43,217,447)	(10,024,071)	(103,312,222)
Share of loss in equity method investments	(1,725,152)	(270,714)	(2,165,935)	0
Equity in (loss) income of subsidiaries and VIEs	(134,102,098)	(21,043,546)	410,073,394	(74,482,946)
Net (loss) income	(411,234,755)	(64,531,707)	397,883,388	(177,795,168)
Net Income (Loss) Attributable to Parent	(411,234,755)	(64,531,707)	397,883,388	(177,795,168)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	3,984,443	625,246	(12,900,251)	5,426,604
The9 Limited	¥ (407,250,312)	$ (63,906,461)	¥ 384,983,137	¥ (172,368,564)